Revenue - Schedule of Revenue (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Schedule of Revenue [Line items]
Revenue	¥ 203,394		¥ 139,969
Total	203,394	$ 28,393	139,969
Base commission from transactions [Member]
Schedule of Revenue [Line items]
Revenue	195,379		132,065
Innovation initiatives and other value-added services [Member]
Schedule of Revenue [Line items]
Revenue	¥ 8,015		¥ 7,904